Financial instruments	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Financial instruments	Financial instruments
Fair value by hierarchy
As required by IFRS, financial assets and liabilities recorded at fair value in the Condensed Consolidated Interim Financial Statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. There are three hierarchical levels, based on an increasing amount of judgment associated with the inputs to derive fair value for these financial assets and liabilities, which are as follows:
Financial assets and liabilities carried at Level 1 fair value hierarchy are listed in active markets.
Financial assets and liabilities carried at Level 2 fair value hierarchy are valued using corroborated market data.
Level 1 financial assets include money market funds, equity securities of public companies and deferred compensation assets. There were no financial liabilities carried at Level 1 fair value, and Level 2 financial assets and liabilities include derivative financial instruments.
Investments in money market funds are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The investments are classified as Cash & cash equivalents within the Condensed Consolidated Balance Sheet.
Investments in equity securities of public companies are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.
Deferred compensation investments for certain employee benefit plans are held in a rabbi trust and dedicated to pay the benefits under the associated plans but are not considered plan assets as the assets remain available to creditors of Alcon in certain events, including bankruptcy. Rabbi trust assets primarily consist of investments in mutual funds. These assets are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.
Level 3 inputs are unobservable for the financial asset or liability. The financial assets and liabilities generally included in the Level 3 fair value hierarchy are equity securities and convertible notes receivable of private companies measured at fair value through other comprehensive income ("FVOCI"), fund investments, options to acquire private companies, and contingent consideration liabilities measured at fair value through profit and loss ("FVPL").
The below tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of June 30, 2022 and December 31, 2021.

	June 30, 2022
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	65	—	65
Long-term financial investments measured at FVPL	—	—	5	—	5
Long-term receivables from customers	—	—	—	117	117
Deferred compensation assets(1)	135	—	—	—	135
Non-current minimum lease payments from finance lease agreements	—	—	—	38	38
Long-term loans, advances and security deposits	—	—	—	21	21
Non-current financial assets	135	—	70	176	381
Current financial assets
Money market funds	241	—	—	—	241
Current portion of long-term receivables from customers(2)	—	—	—	102	102
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	26	26
Other receivables, security deposits and current assets(2)	—	—	—	70	70
VAT receivables(2)	—	—	—	75	75
Derivative financial instruments(2)	—	7	—	—	7
Current financial assets	241	7	—	273	521
Financial assets at fair value and amortized cost or cost	376	7	70	449	902
Financial liabilities
Contingent consideration liabilities	—	—	(109)	—	(109)
Non-current financial debt	—	—	—	(3,883)	(3,883)
Current financial debt	—	—	—	(86)	(86)
Derivative financial instruments	—	(1)	—	—	(1)
Financial liabilities at fair value and amortized cost	—	(1)	(109)	(3,969)	(4,079)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
(3)    The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030 and 2049 notes recorded in Non-current financial debt with a fair value of $2,912 million and a carrying value of $3,246 million as of June 30, 2022. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.

	December 31, 2021
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	46	—	46
Long-term financial investments measured at FVPL	—	—	6	—	6
Long-term receivables from customers	—	—	—	110	110
Deferred compensation assets(1)	155	—	—	—	155
Non-current minimum lease payments from finance lease agreements	—	—	—	35	35
Long-term loans, advances and security deposits	—	—	—	20	20
Non-current financial assets	155	—	52	165	372
Current financial assets
Money market funds	624	—	—	—	624
Equity securities of public companies(2)	3	—	—	—	3
Current portion of long-term receivables from customers(2)	—	—	—	97	97
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	28	28
Other receivables, security deposits and current assets(2)	—	—	—	79	79
VAT receivables(2)	—	—	—	105	105
Derivative financial instruments(2)	—	3	—	—	3
Current financial assets	627	3	—	309	939
Financial assets at fair value and amortized cost or cost	782	3	52	474	1,311
Financial liabilities
Contingent consideration liabilities	—	—	(112)	—	(112)
Non-current financial debt	—	—	—	(3,966)	(3,966)
Current financial debt	—	—	—	(107)	(107)
Derivative financial instruments	—	(7)	—	—	(7)
Financial liabilities at fair value and amortized cost	—	(7)	(112)	(4,073)	(4,192)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
(3)    The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2029, 2030 and 2049 notes recorded in Non-current financial debt with a fair value of $2,891 million and a carrying value of $2,728 million as of December 31, 2021. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.
The carrying amount is a reasonable approximation of fair value for all other financial assets and liabilities as of June 30, 2022, including Cash & cash equivalents, Trade receivables, Income tax receivables and Trade payables.
There were no transfers of financial instruments between levels in the fair value hierarchy during the six months ended June 30, 2022.
Level 3 financial instruments measured at fair value on a recurring basis
Financial assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2022	2021	2022	2021
Balance as of January 1	46	28	6	24
Additions	19	9	—	—
Gain recognized in Consolidated Statement of Comprehensive Income	1	—	—	—
Unrealized (losses) in Consolidated Income Statement	—	—	(1)	(1)
Amortization	—	—	—	(8)
Settlement	(1)	—	—	—
Balance as of June 30	65	37	5	15
Financial liabilities

	Contingent consideration liabilities
($ millions)	2022	2021
Balance as of January 1	(112)	(157)
Accretion for passage of time	(4)	(7)
Adjustments for changes in assumptions	7	—
Payments	—	15
Balance as of June 30	(109)	(149)
Changes in contingent consideration liabilities in the current period include fair value adjustments for changes in assumptions of $7 million, primarily due to revised expectations for achievement and timing of settlement for development milestones. As of June 30, 2022, the probability of success for various development and commercial milestones ranges from 55% to 57% and the maximum remaining potential payments related to contingent consideration from business combinations is $395 million, plus other amounts calculated as a percentage of commercial sales in cases where there is not a specified maximum contractual payment amount. The estimation of probability typically depends on factors such as technical milestones or market performance and is adjusted for the probability of payment. If material, probable payments are appropriately discounted to reflect the impact of time.
Changes in contingent consideration liabilities in the prior year period included a payment of $15 million related to achievement of a development milestone.
Contingent consideration liabilities are reported in “Provisions & other non-current liabilities" based on the projected timing of settlement which is estimated to range from 2028 through 2033 for contingent consideration obligations as of June 30, 2022.
Derivatives
As of June 30, 2022, the net value of unsettled positions for derivative forward contracts and swaps was $6 million, including $7 million of unrealized gains in Other current assets and $1 million of unrealized losses in Current financial debts. As of December 31, 2021, the net value of unsettled positions for derivative forward contracts and swaps was $4 million, including $3 million of unrealized gains in Other current assets and $7 million of unrealized losses in Current financial debts. There are master agreements with several banking counterparties for derivative financial instruments, however, there were no derivative financial instruments meeting the offsetting criteria under IFRS as of June 30, 2022 or December 31, 2021.
Nature and extent of risks arising from financial instruments
Note 18 to the Consolidated Financial Statements in the Form 20-F contains a summary of the nature and extent of risks arising from financial instruments. There have been no significant updates to our assessment of the nature and extent of risks arising from financial instruments during the period.